Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	December 31, 2024	December 31, 2025
	US$	US$
Trade receivables
- Third parties	4,055,836	9,494,364
- Related parties	-	-
	4,055,836	9,494,364
Less: Provision for allowance for expected credit losses - trade receivables	(469,101)	(4,548,696)
	3,586,735	4,945,668

Other receivables	15,990,071	21,420,605
Less: Provision for allowance for expected credit losses - other receivables	(366,408)	(2,573,502)
	15,623,663	18,847,103

Deposits	167,652	281,671
Prepayments	10,631,125	5,438,233
	26,422,440	24,567,007
Total trade and other receivables	30,009,175	29,512,675

Movement in provision for allowance for expected credit losses on trade receivables is as follows:

At beginning of the year	563,288	469,101
Additions	549,924	5,155,117
Write off / Reversal	(646,790)	(60,807)
Disposal of subsidiaries	-	(637,425)
Currency realignment	2,679	(377,290)
At end of the year	469,101	4,548,696

Movement in provision for allowance for expected credit losses on other receivables is as follows:

At beginning of the year	-	366,408
Additions	369,347	2,866,997
Write off / Reversal	-	(265,921)
Disposal of subsidiaries		(317,633)
Currency realignment	(2,939)	(76,349)
At end of the year	366,408	2,573,502

The average credit period for services rendered is 30 (2024: 30) days. No interest is charged on the outstanding balances.

	December 31, 2024	December 31, 2025
	US$	US$
Not past due	2,296	1,161,427
Past due (i)	4,053,540	8,332,937
Less: Provision for allowance for expected credit losses	(469,101)	(4,548,696)
	3,586,735	4,945,668
(i)	Aging of receivables that are past due the average credit period:

Schedule of Aging of Receivables that are Past Due the Average Credit Period	Aging of receivables that are past due the average credit period:
	December 31, 2024	December 31, 2025
	US$	US$
< 30 days	824,795	21,842
31 days to 60 days	101,561	23,193
61 days to 210 days	1,396,810	234,297
211 days to 240 days	792,072	879
241 days to < 1 year	938,302	8,052,726
Total (ii)	4,053,540	8,332,937
(ii)	These amounts are stated before any deduction for provision for allowance for ECL and are not secured by any collateral or credit enhancements.

Schedule of Provision Matrix Trade Receivables

The following table details the provision for ECL based on the Company’s provision matrix, based on past due status is not further distinguished between the Company’s different customer base:

	Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 - 240 days	Over 241 days	Total
	US$	US$	US$	US$	US$	US$	US$
Lifetime ECL – December 31, 2024	-	30,241	12,280	213,390	149,995	63,195	469,101
Lifetime ECL – December 31, 2025	-	1,169	1,210	14,163	58	4,532,096	4,548,696

Schedule of Trade and Other Receivables at the End of the Reporting Date	The currency profiles of the Company’s trade and other receivables at the end of the reporting date are as follows:
	December 31, 2024	December 31, 2025
	US$	US$
Malaysia ringgit	15,967,201	19,577,555